Payden Emerging Markets Local Bond Fund
1
Schedule of Investments
- July 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (95%)
Brazil (BRL) (11%
)
2,500,000 Brazil Letras do Tesouro Nacional , 10.30%,
7/01/25 BRL (a)(b) $ 401
7,200,000 Brazil Letras do Tesouro Nacional , 10.36%,
4/01/25 BRL (a)(b) 1,187
818,409 Brazil Notas do Tesouro Nacional Serie B ,
6.00%, 8/15/50 BRL (b) 141
17,600,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/25 BRL (b) 3,102
8,100,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/29 BRL (b) 1,349
9,400,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/31 BRL (b) 1,530
3,200,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/33 BRL (b) 514
8,224
China (CNY) (8%
)
5,500,000 China Government Bond Series 2216, 2.50%,
7/25/27 CNY (b) 779
1,400,000 China Government Bond , 2.52%, 8/25/33
CNY (b) 200
9,500,000 China Government Bond , 2.75%, 6/15/29
CNY (b) 1,370
14,450,000 China Government Bond , 2.76%, 5/15/32
CNY (b) 2,100
3,000,000 China Government Bond , 3.02%, 10/22/25
CNY (b) 423
980,000 China Government Bond , 3.19%, 4/15/53
CNY (b) 158
4,790,000 China Government Bond Series 1906, 3.29%,
5/23/29 CNY (b) 710
5,740
Colombia (COP) (5%
)
1,730,416,380 Colombian TES , 3.75%, 2/25/37 COP (b) 353
1,673,000,000 Colombian TES Series B, 5.75%, 11/03/27
COP (b) 372
603,000,000 Colombian TES Series B, 6.00%, 4/28/28
COP (b) 132
1,902,100,000 Colombian TES Series B, 7.00%, 3/26/31
COP (b) 398
4,640,000,000 Colombian TES Series B, 7.25%, 10/26/50
COP (b) 741
3,845,000,000 Colombian TES Series B, 9.25%, 5/28/42
COP (b) 785
445,000,000 Empresas Publicas de Medellin ESP 144A,
7.63%, 9/10/24 COP (b)(c) 109
1,436,000,000 Empresas Publicas de Medellin ESP 144A,
8.38%, 11/08/27 COP (b)(c) 319
655,000,000 Financiera de Desarrollo Territorial SA Findeter
144A, 7.88%, 8/12/24 COP (b)(c) 162
3,371
Colombia (USD) (0%
)
230,000 Ecopetrol SA , 8.38%, 1/19/36  229
Czech Republic (CZK) (5%
)
41,990,000 Czech Republic Government Bond Series 125,
1.50%, 4/24/40 CZK (b) 1,281
46,140,000 Czech Republic Government Bond Series 103,
2.00%, 10/13/33 CZK (b) 1,703
Principal
or Shares Security Description
Value
(000)
7,930,000 Czech Republic Government Bond Series 151,
4.90%, 4/14/34 CZK (b) $ 368
3,352
Dominican Republic (DOP) (1%
)
25,200,000 Dominican Republic International Bond 144A,
10.75%, 6/01/36 DOP (b)(c) 434
28,000,000 Dominican Republic International Bond 144A,
13.63%, 2/03/33 DOP (b)(c) 558
992
Hungary (HUF) (3%
)
628,420,000 Hungary Government Bond Series 30/A,
3.00%, 8/21/30 HUF (b) 1,470
175,280,000 Hungary Government Bond Series 41/A,
3.00%, 4/25/41 HUF (b) 315
124,000,000 Hungary Government Bond Series 31/A,
3.25%, 10/22/31 HUF (b) 286
29,620,000 Hungary Government Bond Series 32/A,
4.75%, 11/24/32 HUF (b) 74
2,145
Indonesia (IDR) (6%
)
24,801,000,000 Indonesia Treasury Bond Series FR87, 6.50%,
2/15/31 IDR (b) 1,496
36,066,000,000 Indonesia Treasury Bond Series FR96, 7.00%,
2/15/33 IDR (b) 2,230
8,511,000,000 Indonesia Treasury Bond Series FR68, 8.38%,
3/15/34 IDR (b) 576
4,491,000,000 Indonesia Treasury Bond Series FR79, 8.38%,
4/15/39 IDR (b) 309
4,611
Ivory Coast (EUR) (0%
)
200,000 Ivory Coast Government International Bond
144A, 4.88%, 1/30/32 EUR (b)(c) 184
Ivory Coast (USD) (0%
)
200,000 Ivory Coast Government International Bond
144A, 8.25%, 1/30/37 (c) 194
Malaysia (MYR) (5%
)
2,455,000 Malaysia Government Bond Series 0513,
3.73%, 6/15/28 MYR (b) 539
3,220,000 Malaysia Government Bond Series 0219,
3.89%, 8/15/29 MYR (b) 712
4,795,000 Malaysia Government Bond Series 0222,
4.70%, 10/15/42 MYR (b) 1,137
1,550,000 Malaysia Government Bond Series 0317,
4.76%, 4/07/37 MYR (b) 368
4,400,000 Malaysia Government Bond Series 0418,
4.89%, 6/08/38 MYR (b) 1,059
3,815
Mexico (MXN) (8%
)
4,730,000 America Movil SAB de CV , 9.50%, 1/27/31
MXN (b) 237
8,110,000 America Movil SAB de CV , 10.13%, 1/22/29
MXN (b) 422
7,270,000 Grupo Televisa SAB , 7.25%, 5/14/43 MXN (b) 241
26,280,000 Mexican Bonos Series M, 5.50%, 3/04/27
MXN (b) 1,269
9,750,000 Mexican Bonos Series M, 7.75%, 11/13/42
MXN (b) 427
21,530,000 Mexican Bonos Series M, 8.00%, 11/07/47
MXN (b) 948

Payden Mutual Funds
Payden Emerging Markets Local Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
5,810,000 Mexican Bonos Series M, 8.00%, 7/31/53
MXN (b) $ 253
7,190,000 Mexican Bonos Series M, 8.50%, 5/31/29
MXN (b) 368
18,700,000 Mexican Bonos Series M, 8.50%, 11/18/38
MXN (b) 898
5,860,000 Petroleos Mexicanos 13-2, 7.19%, 9/12/24
MXN (b) 313
5,376
Oman (USD) (0%
)
200,000 Oman Government International Bond 144A,
7.38%, 10/28/32 (c) 224
Paraguay (PYG) (1%
)
2,625,000,000 Paraguay Government International Bond
144A, 7.90%, 2/09/31 PYG (b)(c) 360
Peru (PEN) (6%
)
1,520,000 Banco de Credito del Peru S.A. 144A, 4.65%,
9/17/24 PEN (b)(c) 406
1,510,000 Banco de Credito del Peru S.A. 144A, 7.85%,
1/11/29 PEN (b)(c) 420
9,726,000 Peru Government Bond , 5.35%, 8/12/40
PEN (b) 2,137
565,000 Peru Government Bond 144A, 7.30%, 8/12/33
PEN (b)(c)(d) 156
1,360,000 Peru Government Bond 144A, 7.60%, 8/12/39
PEN (b)(c)(d) 373
4,255,000 Peruvian Government International Bond
144A, 6.90%, 8/12/37 PEN (b)(c) 1,108
4,600
Philippines (PHP) (0%
)
17,000,000 Philippine Government International Bond ,
6.25%, 1/14/36 PHP (b) 278
Poland (PLN) (6%
)
2,810,000 Republic of Poland Government Bond Series
0432, 1.75%, 4/25/32 PLN (b) 553
775,000 Republic of Poland Government Bond Series
0527, 3.75%, 5/25/27 PLN (b) 189
3,640,000 Republic of Poland Government Bond Series
1034, 5.00%, 10/25/34 PLN (b) 893
8,960,000 Republic of Poland Government Bond Series
1033, 6.00%, 10/25/33 PLN (b) 2,366
4,001
Romania (RON) (2%
)
2,530,000 Romania Government Bond Series 15Y, 4.75%,
10/11/34 RON (b) 473
3,380,000 Romania Government Bond Series 15YR,
5.80%, 7/26/27 RON (b) 728
1,201
Saudi Arabia (USD) (1%
)
370,000 Saudi Arabian Oil Co. 144A, 5.88%,
7/17/64 (c) 363
Serbia (EUR) (0%
)
255,000 Serbia International Bond 144A, 3.13%,
5/15/27 EUR (b)(c) 267
South Africa (ZAR) (8%
)
37,535,000 Republic of South Africa Government Bond
Series 2037, 8.50%, 1/31/37 ZAR (b) 1,683
17,635,000 Republic of South Africa Government Bond
Series 2048, 8.75%, 2/28/48 ZAR (b) 756
Principal
or Shares Security Description
Value
(000)
28,255,000 Republic of South Africa Government Bond
Series 2035, 8.88%, 2/28/35 ZAR (b) $ 1,358
34,380,000 Republic of South Africa Government Bond
Series 2040, 9.00%, 1/31/40 ZAR (b) 1,549
7,955,000 Republic of South Africa Government Bond
Series R186, 10.50%, 12/21/26 ZAR (b) 457
5,803
South Korea (MXN) (0%
)
5,000,000 Export-Import Bank of Korea Series 19, 7.93%,
7/30/26 MXN (b) 254
Supranational (COP) (2%
)
2,806,000,000 Asian Development Bank , 11.20%, 1/31/25
COP (b) 691
2,000,000,000 Corp. Andina de Fomento , 6.77%, 5/24/28
COP (b)(d) 428
1,119
Supranational (INR) (2%
)
56,000,000 European Bank for Reconstruction &
Development , 6.75%, 3/14/31 INR (b) 664
47,000,000 Inter-American Development Bank , 7.35%,
10/06/30 INR (b) 572
31,500,000 International Bank for Reconstruction &
Development , 6.85%, 4/24/28 INR (b) 376
1,612
Supranational (MXN) (0%
)
7,500,000 Corp. Andina de Fomento , 6.82%, 2/22/31
MXN (b)(d) 332
Thailand (THB) (6%
)
40,880,000 Thailand Government Bond , 1.59%, 12/17/35
THB (b) 1,027
15,590,000 Thailand Government Bond , 2.00%, 12/17/31
THB (b) 424
17,570,000 Thailand Government Bond , 2.00%, 6/17/42
THB (b) 431
13,310,000 Thailand Government Bond , 2.88%, 6/17/46
THB (b) 354
21,500,000 Thailand Government Bond , 3.30%, 6/17/38
THB (b) 638
5,280,000 Thailand Government Bond , 3.45%, 6/17/43
THB (b) 157
34,570,000 Thailand Government Bond , 3.78%, 6/25/32
THB (b) 1,057
4,088
Turkey (TRY) (2%
)
43,915,000 Turkiye Government Bond , 17.30%, 7/19/28
TRY (b) 986
36,225,000 Turkiye Government Bond , 17.80%, 7/13/33
TRY (b) 778
1,764
Ukraine (USD) (0%
)
205,000 Ukraine Government International Bond 144A,
6.88%, 5/21/31 (c) 63
United Kingdom (IDR) (1%
)
8,600,000,000 Standard Chartered Bank 144A, 6.50%,
2/20/31 IDR (b)(c) 519
United Kingdom (NGN) (0%
)
316,800,000 HSBC Bank PLC 144A, 21.67%, 3/10/25
NGN (a)(b)(c) 169

Principal
or Shares Security Description
Value
(000)
United States (EGP) (2%
)
8,100,000 Citigroup Global Markets Holdings Inc. 144A,
26.33%, 3/20/25 EGP (a)(b)(c) $ 144
32,800,000 Citigroup Global Markets Holdings Inc. 144A,
28.60%, 3/20/25 EGP (a)(b)(c) 581
51,604,052 Citigroup Global Markets Holdings Inc. 144A,
32.55%, 3/13/25 EGP (a)(b)(c) 919
1,644
United States (IDR) (1%
)
6,394,000,000 JPMorgan Chase Bank N.A. 144A, 9.50%,
7/17/31 IDR (b)(c) 448
United States (NGN) (1%
)
339,000,000 Citigroup Global Markets Holdings Inc. 144A,
22.84%, 3/10/25 NGN (a)(b)(c) 180
1,589,873,418 Citigroup Global Markets Holdings Inc. 144A,
25.99%, 3/10/25 NGN (a)(b)(c) 847
1,027
Uruguay (UYU) (1%
)
14,870,000 Uruguay Government International Bond ,
8.25%, 5/21/31 UYU (b) 345
18,820,000 Uruguay Government International Bond ,
9.75%, 7/20/33 UYU (b) 471
816
Principal
or Shares Security Description
Value
(000)
Uzbekistan (UZS) (1%
)
2,500,000,000 Republic of Uzbekistan International Bond
144A, 16.25%, 10/12/26 UZS (b)(c) $ 203
3,140,000,000 Republic of Uzbekistan International Bond
144A, 16.63%, 5/29/27 UZS (b)(c) 250
453
Total Bonds
(Cost - $72,803) 69,638
Investment Company (2%)
1,458,961 Payden Cash Reserves Money Market Fund*
(Cost - $1,459)  1,459
Total Investments (Cost - $74,262)  (97%)
71,097
Other Assets, net of Liabilities ( 3% )
2,154
Net Assets (100%)
$ 73,251
* Affiliated investment.
(a) Yield to maturity at time of purchase.
(b) Principal in foreign currency.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CNH 10,497
USD  1,458 HSBC Bank USA, N.A. 10/15/2024 $ 4
HUF 245,900
USD  669 BNP PARIBAS 09/17/2024 6
MYR 17,032
USD  3,626 Barclays Bank PLC 09/13/2024 92
PLN 15,484
USD  3,895 BNP PARIBAS 08/12/2024 11
RON 8,091
USD  1,741 BNP PARIBAS 08/20/2024 18
THB 88,060
USD  2,455 Barclays Bank PLC 08/19/2024 19
TRY 3,687
USD  104 BNP PARIBAS 08/16/2024 5
USD 1,027
PHP  59,770 Barclays Bank PLC 08/19/2024 3
USD 256
MXN  4,670 BNP PARIBAS 08/09/2024 6
USD 1,479
COP  5,772,000 BNP PARIBAS 08/12/2024 57
USD 308
MXN  5,270 HSBC Bank USA, N.A. 08/09/2024 26
USD 709
COP  2,835,000 HSBC Bank USA, N.A. 08/12/2024 10
USD 589
BRL  3,323 HSBC Bank USA, N.A. 09/12/2024 4
USD 495
CZK  11,570 HSBC Bank USA, N.A. 09/16/2024 1
262
Liabilities:
BRL 4,634 USD  843 HSBC Bank USA, N.A. 09/12/2024 (27)
CLP 1,233,868 USD  1,313 Barclays Bank PLC 10/10/2024 (4)
CLP 389,200 USD  426 HSBC Bank USA, N.A. 10/10/2024 (13)
COP 280,000 USD  72 BNP PARIBAS 08/12/2024 (3)
COP 2,713,000 USD  684 HSBC Bank USA, N.A. 08/12/2024 (15)
CZK 37,340 USD  1,631 HSBC Bank USA, N.A. 09/16/2024 (39)
IDR 38,100,000 USD  2,345 HSBC Bank USA, N.A. 10/17/2024 (8)
INR 41,980 USD  501 BNP PARIBAS 08/16/2024 –
KZT 265,100 USD  572 BNP PARIBAS 10/03/2024 (22)
MXN 12,920 USD  714 HSBC Bank USA, N.A. 08/09/2024 (21)
TND 130 USD  42 BNP PARIBAS 10/08/2024 –
USD 440 THB  16,090 Barclays Bank PLC 08/19/2024 (12)

Payden Mutual Funds
Payden Emerging Markets Local Bond Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
USD 136 MYR  638 Barclays Bank PLC 09/13/2024 $ (4)
USD 2,090 PLN  8,368 BNP PARIBAS 08/12/2024 (21)
USD 756 TND  2,395 BNP PARIBAS 10/08/2024 (3)
USD 347 CLP  332,800 BNP PARIBAS 10/10/2024 (6)
USD 2,915 PEN  10,941 HSBC Bank USA, N.A. 08/09/2024 (12)
USD 4,458 EUR  4,137 State Street Bank & Trust Co. 09/26/2024 (31)
ZAR 10,130 USD  556 BNP PARIBAS 10/17/2024 (4)
(245)
Net Unrealized Appreciation (Depreciation)
$17
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
2-Year MXIBTIIE Swap, Receive Fixed 10.44% 28 Days, Pay
Variable 11.24% (MXIBTIIE) 28 Days 04/28/2026 MXN 73,700 $14 $– $14
2-Year MXIBTIIE Swap, Receive Fixed 9.765% 28 Days, Pay
Variable 11.24% (MXIBTIIE) 28 Days 03/20/2026 MXN 46,300 (21) – (21)
5-Year Interest Rate Swap, Receive Fixed 2.4875% Quarterly,
Pay Variable 1.95% (CNRR007) Quarterly 04/25/2027 CNY 3,740 11 – 11
$4 $– $4